Financing receivables - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Financing receivables
Purchases of secured corporate loans	¥ 92,760
Amount of nonaccrual status loan	¥ 6,022	¥ 5,855